SCHEDULE OF FAIR VALUE OF ASSETS ACQUIRED (Details) - USD ($)	Aug. 01, 2021	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 3,608,949	$ 3,608,949	$ 4,523,040
Fitore Inc [Member]
Business Acquisition [Line Items]
Total consideration	$ 2,042,999
Cash	291,783
Inventory	99,496
Goodwill	1,351,458
Trademarks and tradenames	217,440
Know-how/Patents and unpatented technology	112,020
Customer relationships	59,019
Accrued expenses	(29,221)
Revolving line of credit	(58,996)
Fair value of net assets acquired	2,042,999
Fitore Inc [Member] | 2021 Series Convertible Notes [Member]
Business Acquisition [Line Items]
Total consideration	1,000,000
Fitore Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Preferred stock and warrants	742,999
Fitore Inc [Member] | Preferred Stock and Warrant [Member]
Business Acquisition [Line Items]
Preferred stock and warrants	300,000
InfiniVive MD, LLC. [Member]
Business Acquisition [Line Items]
Total consideration	4,272,245
Cash	78,234
Goodwill	3,171,582
Trademarks and tradenames	475,890
Know-how/Patents and unpatented technology	598,040
Customer relationships	55,517
Fair value of net assets acquired	4,272,245
Accounts receivable	5,536
Accrued payables	(17,982)
Accrued payables - related party	(94,572)
InfiniVive MD, LLC. [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Total consideration	$ 4,272,245